Risk Management - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments by stage (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,232,975)	£ (1,204,773)
Proportion of Management adjustments to total impairment allowance	4.90%	(0.80%)
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	2.10%	6.70%
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,034	£ 3,860
Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	200	300
Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,034	3,860
Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	240	496
Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,835	3,889
Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	235	463
ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,451	3,712
ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	538	329
ECL from benchmarked exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	63	103
Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	199	(29)
Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	33
Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	81	0
Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	0
Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	118	(29)
Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	33
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (150,786)	£ (144,827)
Proportion of Management adjustments to total impairment allowance	4.90%	(0.60%)
Loans and advances at amortised cost | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 236	£ 489
Loans and advances at amortised cost | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	552	491
Loans and advances at amortised cost | Accumulated impairment | Stage 1 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	66	99
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,036	1,063
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	126	226
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,029	1,866
Loans and advances at amortised cost | Accumulated impairment | Lifetime expected credit losses | Stage 3 | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44	164
Loans and advances at amortised cost | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,015	3,840
Loans and advances at amortised cost | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,817	3,862
Loans and advances at amortised cost | ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,400	3,700
Loans and advances at amortised cost | ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	500	300
Loans and advances at amortised cost | ECL from benchmarked exposures and others | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	100	100
Loans and advances at amortised cost | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	198	(22)
Loans and advances at amortised cost | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	80	0
Loans and advances at amortised cost | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16
Loans and advances at amortised cost | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	64
Loans and advances at amortised cost | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Loans and advances at amortised cost | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	118	(22)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,952)	£ (4,956)
Proportion of Management adjustments to total impairment allowance	24.20%	7.30%
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 33	£ 41	£ 360
Retail mortgages | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9	8	11
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	1	28
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24	32	321
Retail mortgages | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	41
Retail mortgages | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25	38
Retail mortgages | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8	3
Retail mortgages | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail mortgages | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail mortgages | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail mortgages | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8	3
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (20,527)	£ (19,749)
Proportion of Management adjustments to total impairment allowance	4.50%	(0.90%)
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,586	£ 2,557	2,776
Retail credit cards | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	395	334	412
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	796	807	1,138
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,395	1,416	1,226
Retail credit cards | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,623	2,607
Retail credit cards | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,505	2,630
Retail credit cards | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	118	(23)
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31	0
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail credit cards | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	87	(23)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,128)	£ (3,918)
Proportion of Management adjustments to total impairment allowance	(3.00%)	11.10%
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32	£ 31	45
Retail other | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7	5	8
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	1	2
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20	25	35
Retail other | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	36
Retail other | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34	32
Retail other | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	4
Retail other | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail other | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail other | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Retail other | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1)	4
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (121,179)	£ (116,204)
Proportion of Management adjustments to total impairment allowance	5.50%	(0.50%)
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 966	£ 791	836
Corporate loans | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	141	144	179
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	235	254	309
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	590	393	£ 348
Corporate loans | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,326	1,156
Corporate loans | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,253	1,162
Corporate loans | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	73	(6)
Corporate loans | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	49	0
Corporate loans | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16
Corporate loans | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33
Corporate loans | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24	£ (6)
Debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	5.30%	(35.00%)
Debt securities at amortised cost | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19	£ 20
Debt securities at amortised cost | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18	27
Debt securities at amortised cost | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	(7)
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	0
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Debt securities at amortised cost | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	(7)
Total loans and advances at amortised cost including debt securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(205,939)	(195,054)
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	81
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Accumulated impairment | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	64
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Accumulated impairment | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Cash collateral and settlements | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	(1)
Reverse repurchase agreements | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	(2)
Financial assets at fair value through other comprehensive income | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ (2)